Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Transfers Between Level 1 and Level 2 (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Trading securities [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	$ 2,737	$ 1,825
Transfers out of Level 2 into Level 1 of fair value hierarchy	6,702	667
Financial assets at fair value through profit or loss [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	56	329
Transfers out of Level 2 into Level 1 of fair value hierarchy	134	61
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	4,658	3,259
Transfers out of Level 2 into Level 1 of fair value hierarchy	2,109	729
Securities sold but not yet purchased [member]
Disclosure Of Fair Value Of Financial Instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy	414	2,734
Transfers out of Level 2 into Level 1 of fair value hierarchy	$ 4,784	$ 70